SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITY (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows	$ 104,500	$ 137,500
Present Value	96,691	123,967
2026 - 12 months [Member]
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows		66,000
Present Value		55,822
2028 - 12 months [Member]
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows		66,000
Present Value		62,645
2029 - 1 month [Member]
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows		5,500
Present Value		$ 5,500
Two Thousand Twenty Six Six Months [Member]
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows	33,000
Present Value	28,546
Two Thousand Twenty Seven Twelve Months [Member]
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows	66,000
Present Value	62,645
Two Thousand Twenty Eight One Month [Member]
Lessee, Lease, Description [Line Items]
Undiscounted Cash Flows	5,500
Present Value	$ 5,500